Commitments and Contingencies - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the nine months ending December 31, 2026	$ 65,190,000
For the twelve months ending December 31, 2027 and thereafter	7,822,800
Total	$ 73,012,800